Bank overdrafts, bonds and bank loans - Repayments Due on Corporate Bonds, Bank Loans and Overdrafts (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	£ 6,659.9	£ 6,874.5
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	1,025.1	624.1
Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	423.8	727.6
Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	761.0	421.0
Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	609.8	1,384.2
Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	670.1	356.6
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	£ 3,170.1	£ 3,361.0